Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CPU9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CPH8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126354 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000126354 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047963 | U.S. Treasury BillsFR_912797RG4
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000047963 | U.S. Treasury BillsFR_912797RS8
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000047963 | U.S. Treasury BillsFR_912797TY3
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000047963 | U.S. Treasury BillsFR_912797UG0
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000047963 | U.S. Treasury BillsFR_912797UF2
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000047963 | U.S. Treasury BillsFR_912797UH8
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000047963 | U.S. Treasury BillsFR_912797TW7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000047963 | U.S. Treasury BillsFR_912797TX5
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000047963 | U.S. Treasury BillsFR_912797UT2
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000047963 | U.S. Treasury BillsFR_912797UV7
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000047963 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000047963 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000222017 | U.S. Treasury BillsFR_912797SA6
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000222017 | U.S. Treasury BillsFR_912797TC1
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000222017 | U.S. Treasury BillsFR_912797SK4
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000222017 | U.S. Treasury BillsFR_912797SU2
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000222017 | U.S. Treasury BillsFR_912797UJ4
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222017 | U.S. Treasury BillsFR_912797UK1
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222017 | U.S. Treasury BillsFR_912797VA2
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222017 | U.S. Treasury BillsFR_912797VG9
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222017 | U.S. Treasury BillsFR_912797VH7
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222017 | U.S. Treasury BillsFR_912797UM7
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222017 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000222017 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000066456 | Western Digital Corp.FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000066456 | Alphabet, Inc.FR_02079K404
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000066456 | Alphabet, Inc.FR_02079K602
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000066456 | Boeing Co.FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000066456 | Lumentum Holdings, Inc.FR_55024UAJ8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000066456 | Alibaba Group Holding Ltd.FR_01609WBG6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000066456 | Bloom Energy Corp.FR_093712AN7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066456 | Wells Fargo & Co.FR_949746804
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066456 | Oracle Corp.FR_68389X204
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066456 | Nebius Group NVFR_63954QAJ5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066456 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000066456 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000066456 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000066456 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000066456 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000066456 | AssetConvertible Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066456 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219610 | Argentina Republic Government International BondsFR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219610 | Argentina Republic Government International BondsFR_040114HU7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219610 | Argentina Republic Government International BondsFR_040114HS2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219610 | Argentina Republic Government International BondsFR_040114HV5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219610 | Brazil Government International BondsFR_105756CL2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Ecuador Government International BondsFR_ACI1Q6JR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Qatar Government International BondsFR_BFYY51II9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219610 | Indonesia Government International BondsFR_Y20721BP3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219610 | Kuwait International Government BondsFR_ACI30SLW4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219610 | Qatar Government International BondsFR_ACI19CPD2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219610 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219610 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219610 | Qatar
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219610 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219610 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219610 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219610 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219610 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219610 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219610 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055013 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055013 | Meridian Arc Holdco LLCFR_58990CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055013 | EchoStar Corp.FR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055013 | PR RNO Property Owner 1 LLCFR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055013 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | Quikrete Holdings, Inc.FR_74843PAA8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | DISH Network Corp.FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | SV RNO Property Owner 1 LLCFR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | Venture Global LNG, Inc.FR_92332YAC5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000055013 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000055013 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000055013 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055013 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000055013 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000055013 | IndustryHealthcare Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055013 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000055013 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055013 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000107256 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107256 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000107256 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107256 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000107256 | IndustryMulti-National
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000107256 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000107256 | IndustrySovereign
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107256 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107256 | IndustryMachinery, Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107256 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107256 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107256 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	75.90%
C000107256 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000111386 | Meridian Arc Holdco LLCFR_58990CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000111386 | EchoStar Corp.FR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000111386 | PR RNO Property Owner 1 LLCFR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111386 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | SV RNO Property Owner 1 LLCFR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | Venture Global LNG, Inc.FR_92332YAC5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | Centene Corp.FR_15135BAT8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111386 | WULF Compute LLCFR_982911AA7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000111386 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000111386 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000111386 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000111386 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111386 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000111386 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111386 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000111386 | IndustryHealthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000111386 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019028 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019028 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019028 | Samsung Electronics Co. Ltd.FR_494281900
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019028 | Caterpillar, Inc.FR_149123101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019028 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019028 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019028 | ArcelorMittal SAFR_ACI0V4RB9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019028 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019028 | FedEx Corp.FR_31428X106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019028 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019028 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000019028 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000019028 | France
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019028 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019028 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019028 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019028 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019028 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019028 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019028 | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078463 | Citigroup Capital XIIIFR_173080201
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078463 | Wells Fargo & Co.FR_94988U151
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078463 | Capital One Financial Corp.FR_14040H824
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078463 | AT&T, Inc.FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078463 | Duke Energy Corp.FR_26441C501
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078463 | Allstate Corp.FR_020002838
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078463 | Capital One Financial Corp.FR_14040H782
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078463 | NextEra Energy Capital Holdings, Inc.FR_65339K837
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078463 | Xcel Energy, Inc.FR_98389B878
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078463 | Athene Holding Ltd.FR_04686J861
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078463 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078463 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000078463 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000078463 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000078463 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000078463 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078463 | IndustrySovereign
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000078463 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000078463 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166946 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166946 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000166946 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166946 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166946 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166946 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166946 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166946 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166946 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166946 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166946 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000166946 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000166946 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000166946 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000166946 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166946 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166946 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166946 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166946 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166946 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax RevenueFR_74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax RevenueFR_74529JRL1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088522 | Buckeye Tobacco Settlement Financing AuthorityFR_118217CZ9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088522 | Commonwealth of Puerto RicoFR_74514L3P0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088522 | Commonwealth of Puerto RicoFR_74514L3N5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax RevenueFR_74529JPW9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088522 | New York Liberty Development Corp.FR_649519DA0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088522 | Metropolitan Pier & Exposition AuthorityFR_592250EW0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax RevenueFR_74529JRH0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000088522 | Chicago Board of EducationFR_167505ZF6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088522 | California
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000088522 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000088522 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000088522 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000088522 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000088522 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088522 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088522 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088522 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088522 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047970 | State of CaliforniaFR_13063DZ92
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047970 | City of New YorkFR_64966QMF4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047970 | New York City Municipal Water Finance AuthorityFR_64972GE59
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047970 | University of CaliforniaFR_91412HWK5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047970 | State of WashingtonFR_93974EP26
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047970 | Triborough Bridge & Tunnel AuthorityFR_89602HFS1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047970 | City of MadisonFR_55844RWX8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047970 | State of GeorgiaFR_373385LV3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047970 | State of MarylandFR_574193VL9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047970 | State of Maryland Department of TransportationFR_574204S20
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047970 | California
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000047970 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047970 | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000047970 | New York
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000047970 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000047970 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000047970 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047970 | Washington
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047970 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047970 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047964 | Triborough Bridge & Tunnel AuthorityFR_89602HFS1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047964 | Southeast Energy Authority A Cooperative DistrictFR_84136HCT8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000047964 | State of CaliforniaFR_13063DG93
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047964 | New York State Dormitory AuthorityFR_64990KGA5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047964 | State of CaliforniaFR_13063ELG9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047964 | State of CaliforniaFR_13063D5L8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047964 | State of CaliforniaFR_13063EAW6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047964 | City of New YorkFR_64966QM31
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047964 | University of CaliforniaFR_91412HTD5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047964 | City of New YorkFR_64966SBP0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047964 | California
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000047964 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000047964 | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047964 | New York
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000047964 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000047964 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000047964 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000047964 | Washington
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047964 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047964 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000047971 | U.S. Treasury NotesFR_91282CPP0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047971 | U.S. Treasury NotesFR_91282CJN2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | U.S. Treasury NotesFR_91282CQG9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | U.S. Treasury NotesFR_91282CGH8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | U.S. Treasury NotesFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | U.S. Treasury NotesFR_91282CPS4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | U.S. Treasury NotesFR_91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | U.S. Treasury NotesFR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | U.S. Treasury NotesFR_91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000047971 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047971 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000047971 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047971 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000047971 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047971 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047971 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Bank of America Corp.FR_06051GGR4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099139 | Citigroup, Inc.FR_172967NU1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Bank of America Corp.FR_59023VAA8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | JPMorgan Chase & Co.FR_46647PFC5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.FR_03522AAJ9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | BAT Capital Corp.FR_054989AC2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Meta Platforms, Inc.FR_30303MAC6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Bank of America Corp.FR_06051GHG7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Goldman Sachs Group, Inc.FR_38141GXA7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Bank of America Corp.FR_06051GHD4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099139 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000099139 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099139 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099139 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000099139 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000099139 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000099139 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000099139 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099139 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099139 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000113018 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113018 | Meridian Arc Holdco LLCFR_58990CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113018 | EchoStar Corp.FR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113018 | PR RNO Property Owner 1 LLCFR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Quikrete Holdings, Inc.FR_74843PAA8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | SV RNO Property Owner 1 LLCFR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | American Airlines, Inc./AAdvantage Loyalty IP Ltd.FR_00253XAB7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Asurion LLC/Asurion Co-Issuer, Inc.FR_045941AB7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113018 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000113018 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000113018 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000113018 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113018 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113018 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113018 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113018 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000113018 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113018 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066454 | JPMorgan Chase & Co.FR_46647PFC5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Morgan Stanley Bank NAFR_61690DK72
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000066454 | Salesforce, Inc.FR_79466LAS3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066454 | Bank of America Corp.FR_06051GJT7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Goldman Sachs Group, Inc.FR_38145GAP5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Charles Schwab Corp.FR_808513CJ2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | AT&T, Inc.FR_00206RGL0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Morgan Stanley Private Bank NAFR_61776NVE0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Alphabet, Inc.FR_02079KBL0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Citigroup, Inc.FR_17327CAU7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000066454 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000066454 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000066454 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000066454 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000066454 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000066454 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000066454 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000066454 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000066454 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047965 | U.S. Treasury NotesFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047965 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047965 | U.S. Treasury NotesFR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047965 | U.S. Treasury NotesFR_91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047965 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047965 | U.S. Treasury NotesFR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047965 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047965 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047965 | U.S. Treasury NotesFR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047965 | U.S. Treasury NotesFR_91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047965 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000047965 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.FR_03522AAJ9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066455 | CVS Health Corp.FR_126650CZ1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Amazon.com, Inc.FR_023135DK9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Meta Platforms, Inc.FR_30303MAK8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BN3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Meta Platforms, Inc.FR_30303M8Y1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Pfizer Investment Enterprises Pte. Ltd.FR_716973AG7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Broadcom, Inc.FR_11135FCV1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Meta Platforms, Inc.FR_30303MAE2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Oracle Corp.FR_68389XEC5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000066455 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000066455 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066455 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000066455 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000066455 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000066455 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000066455 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000066455 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000066455 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000047966 | U.S. Treasury BondsFR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047966 | U.S. Treasury BondsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047966 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047966 | U.S. Treasury BondsFR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047966 | U.S. Treasury BondsFR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047966 | U.S. Treasury BondsFR_912810UG1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047966 | U.S. Treasury BondsFR_912810TV0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047966 | U.S. Treasury BondsFR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047966 | U.S. Treasury BondsFR_912810UC0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047966 | U.S. Treasury BondsFR_912810TX6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047966 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000066453 | Federal Home Loan Mortgage Corp.FR_3142J6C84
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000066453 | Uniform Mortgage-Backed Security, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066453 | Federal National Mortgage AssociationFR_31418EBR0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | Federal Home Loan Mortgage Corp.FR_3142J6BK8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | Uniform Mortgage-Backed Security, TBAFR_01F050676
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | Federal Home Loan Mortgage Corp.FR_3132DWDR1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000066453 | Federal Home Loan Mortgage Corp.FR_3132DWMY6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000066453 | Government National Mortgage AssociationFR_3618N5PJ2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000066453 | Government National Mortgage Association, TBAFR_21H050672
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000066453 | Federal National Mortgage AssociationFR_31418EGK0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000066453 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000066453 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000055010 | Bank of America Corp.FR_06051GHD4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Salesforce, Inc.FR_79466LAR5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055010 | AerCap Ireland Capital DAC/AerCap Global Aviation TrustFR_00774MAW5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Citigroup, Inc.FR_17327CAW3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | JPMorgan Chase & Co.FR_46647PDG8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Pfizer Investment Enterprises Pte. Ltd.FR_716973AC6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Sprint Capital Corp.FR_852060AD4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Morgan StanleyFR_61748UAV4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Wells Fargo & Co.FR_95000U3A9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Bank of America Corp.FR_06051GKW8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000055010 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055010 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055010 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000055010 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055010 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055010 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000055010 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000055010 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055010 | IndustryInvestment Company Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055009 | U.S. Treasury NotesFR_91282CGH8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055009 | U.S. Treasury NotesFR_91282CPS4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | U.S. Treasury NotesFR_91282CKP5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | U.S. Treasury NotesFR_91282CPL9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | U.S. Treasury NotesFR_91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | U.S. Treasury NotesFR_91282CQB0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | U.S. Treasury NotesFR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | U.S. Treasury NotesFR_91282CKG5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055009 | U.S. Treasury NotesFR_91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055009 | U.S. Treasury NotesFR_91282CJW2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055009 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000055009 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CPU9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CBF7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047967 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000047967 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249829 | U.S. Treasury NotesFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249829 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000249829 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CGM7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000249829 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000249829 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000162693 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162693 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000162693 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162693 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000162693 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162693 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000162693 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000162693 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000162693 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000162693 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000162693 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000162693 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162693 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162693 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000162693 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000162693 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000162693 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162693 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000162693 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162693 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019031 | Robinhood Markets, Inc.FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019031 | Donnelley Financial Solutions, Inc.FR_25787G100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | Perella Weinberg PartnersFR_71367G102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | Virtu Financial, Inc.FR_928254101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | Franklin Resources, Inc.FR_354613101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | T. Rowe Price Group, Inc.FR_74144T108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | State Street Corp.FR_857477103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | Northern Trust Corp.FR_665859104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | Asset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000019031 | Investment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000019031 | Financial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000033546 | Butterfly Network, Inc.FR_124155102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033546 | QuidelOrtho Corp.FR_219798105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033546 | Glaukos Corp.FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | UFP Technologies, Inc.FR_902673102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | Axogen, Inc.FR_05463X106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | Lantheus Holdings, Inc.FR_516544103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | Artivion, Inc.FR_228903100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | Envista Holdings Corp.FR_29415F104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | Omnicell, Inc.FR_68213N109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | Medline, Inc.FR_58507V107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000033546 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000033547 | LifeStance Health Group, Inc.FR_53228F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033547 | Hinge Health, Inc.FR_433313103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033547 | NeoGenomics, Inc.FR_64049M209
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | GeneDx Holdings Corp.FR_81663L200
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | Hims & Hers Health, Inc.FR_433000106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033547 | PACS Group, Inc.FR_69380Q107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033547 | Acadia Healthcare Co., Inc.FR_00404A109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033547 | Brookdale Senior Living, Inc.FR_112463104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033547 | Astrana Health, Inc.FR_03763A207
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033547 | Surgery Partners, Inc.FR_86881A100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033547 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000033547 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000033547 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000033547 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000019032 | Baldwin Insurance Group, Inc.FR_05589G102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019032 | Skyward Specialty Insurance Group, Inc.FR_830940102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019032 | Lemonade, Inc.FR_52567D107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019032 | Palomar Holdings, Inc.FR_69753M105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019032 | Cincinnati Financial Corp.FR_172062101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019032 | Globe Life, Inc.FR_37959E102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019032 | RLI Corp.FR_749607107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019032 | Kemper Corp.FR_488401100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019032 | Ryan Specialty Holdings, Inc.FR_78351F107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019032 | Travelers Cos., Inc.FR_89417E109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019032 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000019032 | Life & Health Insurance
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000019032 | Insurance Brokers
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000019032 | Reinsurance
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000033549 | Uranium Energy Corp.FR_916896103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033549 | Hecla Mining Co.FR_422704106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033549 | Centrus Energy Corp.FR_15643U104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033549 | USA Rare Earth, Inc.FR_91733P107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033549 | Coeur Mining, Inc.FR_192108504
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033549 | MP Materials Corp.FR_553368101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033549 | Freeport-McMoRan, Inc.FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033549 | Royal Gold, Inc.FR_780287108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033549 | Newmont Corp.FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033549 | Materion Corp.FR_576690101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033549 | Steel
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000033549 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000033549 | Gold
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000033549 | Coal & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000033549 | Aluminum
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000033549 | Silver
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033549 | Copper
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033549 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033550 | Solaris Energy Infrastructure, Inc.FR_83418M103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | Archrock, Inc.FR_03957W106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033550 | Kodiak Gas Services, Inc.FR_50012A108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033550 | Select Water Solutions, Inc.FR_81617J301
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033550 | Oceaneering International, Inc.FR_675232102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033550 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033550 | Liberty Energy, Inc.FR_53115L104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033550 | Tidewater, Inc.FR_88642R109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033550 | Cactus, Inc.FR_127203107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033550 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033550 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	77.70%
C000033550 | Oil & Gas Drilling
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000033538 | Groupon, Inc.FR_399473206
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033538 | RealReal, Inc.FR_88339P101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033538 | Bath & Body Works, Inc.FR_070830104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033538 | Warby Parker, Inc.FR_93403J106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033538 | Upbound Group, Inc.FR_76009N100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033538 | Maplebear, Inc.FR_565394103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033538 | Coupang, Inc.FR_22266T109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033538 | Revolve Group, Inc.FR_76156B107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Victoria's Secret & Co.FR_926400102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | MarineMax, Inc.FR_567908108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Automotive Retail
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000033538 | Other Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000033538 | Apparel Retail
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000033538 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000033538 | Food Retail
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000033538 | Consumer Staples Merchandise Retail
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000033538 | Computer & Electronics Retail
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027708 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027708 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027708 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027708 | MaxLinear, Inc.FR_57776J100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027708 | Allegro MicroSystems, Inc.FR_01749D105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027708 | Astera Labs, Inc.FR_04626A103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027708 | Ambarella, Inc.FR_G037AX101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027708 | Penguin Solutions, Inc.FR_706915105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027708 | T1 Energy, Inc.FR_35834F104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027708 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027708 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000033545 | Porch Group, Inc.FR_733245104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033545 | Arteris, Inc.FR_04302A104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033545 | Tenable Holdings, Inc.FR_88025T102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033545 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033545 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033545 | PAR Technology Corp.FR_698884103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033545 | Netskope, Inc.FR_64119N608
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033545 | Varonis Systems, Inc.FR_922280102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033545 | Digital Turbine, Inc.FR_25400W102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033545 | Mitek Systems, Inc.FR_606710200
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033545 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000033545 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000033545 | IT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000033545 | Interactive Home Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033539 | Viasat, Inc.FR_92552V100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033539 | Iridium Communications, Inc.FR_46269C102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033539 | Extreme Networks, Inc.FR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033539 | Ciena Corp.FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033539 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033539 | F5, Inc.FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033539 | Vistance Networks, Inc.FR_20337X109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033539 | Anterix, Inc.FR_03676C100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033539 | Comcast Corp.FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033539 | Viavi Solutions, Inc.FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033539 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000033539 | Alternative Carriers
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000033539 | Integrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000033539 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000033540 | Allegiant Travel Co.FR_01748X102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033540 | American Airlines Group, Inc.FR_02376R102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033540 | United Airlines Holdings, Inc.FR_910047109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033540 | Alaska Air Group, Inc.FR_011659109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033540 | JetBlue Airways Corp.FR_477143101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033540 | Southwest Airlines Co.FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033540 | Delta Air Lines, Inc.FR_247361702
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033540 | SkyWest, Inc.FR_830879102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033540 | Lyft, Inc.FR_55087P104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | GXO Logistics, Inc.FR_36262G101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033540 | Cargo Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000033540 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000033540 | Air Freight & Logistics
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000033540 | Railroads
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000033540 | Passenger Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000033540 | Marine
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000264222 | U.S. Treasury BillsFR_912797RG4
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000264222 | U.S. Treasury BillsFR_912797RS8
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000264222 | U.S. Treasury BillsFR_912797TY3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000264222 | U.S. Treasury BillsFR_912797UG0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000264222 | U.S. Treasury BillsFR_912797TW7
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000264222 | U.S. Treasury BillsFR_912797TX5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000264222 | U.S. Treasury BillsFR_912797UV7
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000264222 | U.S. Treasury BillsFR_912797TC1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000264222 | U.S. Treasury BillFR_912797UF2
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000264222 | U.S. Treasury BillFR_912797UH8
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000264222 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000264222 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000162275 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000162275 | AXT, Inc.FR_00246W103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000162275 | Applied Optoelectronics, Inc.FR_03823U102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162275 | Silicon Motion Technology Corp.FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162275 | DigitalOcean Holdings, Inc.FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162275 | ACM Research, Inc.FR_00108J109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162275 | ARM Holdings PLCFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000162275 | Onto Innovation, Inc.FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000162275 | SiTime Corp.FR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000162275 | SkyWater Technology, Inc.FR_83089J108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000162275 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000162275 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000162275 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000162275 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000162275 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000162275 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000162275 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000162275 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000162275 | IndustryHealth Care Technology
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000162275 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152674 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152674 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152674 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152674 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152674 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152674 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152674 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152674 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152674 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152674 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152674 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000152674 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152674 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152674 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000152674 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000152674 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000152674 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152674 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000152674 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152674 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000019033 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019033 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019033 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019033 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000019033 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000019033 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000019033 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000019033 | ASML Holding NV NY Reg SharesFR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019033 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019033 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000019033 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000019033 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019033 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019033 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019033 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019033 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000019033 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019033 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019033 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033537 | Definium Therapeutics, Inc.FR_24477V105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033537 | MBX Biosciences, Inc.FR_55287L101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033537 | Alumis, Inc.FR_022307102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033537 | AtaiBeckley, Inc.FR_04650F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033537 | Trevi Therapeutics, Inc.FR_89532M101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033537 | Enliven Therapeutics, Inc.FR_29337E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033537 | Amylyx Pharmaceuticals, Inc.FR_03237H101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033537 | VeraDermics, Inc.FR_922967104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033537 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033537 | Nuvation Bio, Inc.FR_67080N101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033537 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	100.00%